OTHER EXPENSES (Details) - CAD ($) $ in Millions	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OTHER EXPENSES
Employee expense, included in administrative expenses	$ 14.7	$ 15.2
Employee expense included in selling and marketing expenses	$ 29.1	$ 27.5